Financial instruments related to commodity contracts - Changes in fair value (Details) - Financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	$ 348	$ 1,770
Fair value as of the end of the period	193	348	$ 1,770
Crude oil, petroleum products and freight rates activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	130	1,157	897
Impact on income	2,693	3,013	3,318
Settled contracts	(3,047)	(4,040)	(3,058)
Fair value as of the end of the period	(223)	130	1,157
Gas, Renewables & Power activities
Financial structure, financial costs and financial instruments
Fair value as of the beginning of the period	218	613	532
Impact on income	717	392	113
Settled contracts	(554)	(742)	3
Other	35	(45)	(35)
Fair value as of the end of the period	$ 416	$ 218	$ 613